ACQUISITIONS - Additional Information (Detail) $ in Thousands		9 Months Ended	12 Months Ended
	Jan. 19, 2018 USD ($) Property	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Payments to acquire businesses		$ 1,667	$ 1,667
Cemetery Properties In Wisconsin
Business Acquisition [Line Items]
Number of properties acquired | Property	6
Consideration paid - cash	$ 2,500
Payments to acquire businesses	$ 800